  PUTNAM
INVESTMENTS
  [LOGO]


AGGRESSIVE GROWTH FUND


LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.
ANNUAL REPORT
DECEMBER 31, 2001

LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:    [PUTNAM INVESTMENTS LOGO]

The Lincoln National Aggressive Growth Fund returned -33.3% for the year ending December 31, 2001, underperforming its benchmarks, the Russell MidCap Growth Index* of -20.2% and S&P MidCap 400 Index** of -0.6% for the period.

U.S. equity markets were volatile even prior to the September 11 attacks. In an attempt to spur the economy, the Fed cut interest rates 11 times in 2001. Throughout the year, uncertain economic indicators stymied investors, who sought direction. By year-end, stimulative monetary and fiscal policies caused investors to turn optimistic, but the U.S. equity markets ultimately lost ground for the year as a whole.

The greatest hindrance to relative performance was the technology sector, followed by health-care (weakness in pharmaceuticals). In the electronics segment of technology, semiconductor holdings lagged due to declining demand; a similar slowdown stalled software returns.
Stock selection in utilities was the greatest contributor to relative performance due to robust results from independent power producers. Underweighting weak communications services -- together with adept stock selection -- also benefited returns.

We believe that 2002 will bring a healthier investment climate for stocks. The Fund is overweight in financials (regional banks, credit cards) and consumer staples (restaurants, food distribution) and underweight in consumer cyclicals and health care.

ERIC M. WETLAUFER

GROWTH OF $10,000 INVESTED 1/3/94 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AGGRESSIVE GROWTH FUND  S&P MIDCAP 400 INDEX  RUSSELL MIDCAP GROWTH INDEX
01/3/94                  $10,000               $10,000                      $10,000
12/31/94                  $9,063                $9,642                       $9,783
12/31/95                 $12,158               $12,626                      $13,107
12/31/96                 $14,227               $15,050                      $15,398
12/31/97                 $17,512               $19,904                      $18,869
12/31/98                 $16,427               $23,708                      $22,239
12/31/99                 $23,396               $27,198                      $33,646
12/31/00                 $22,767               $31,960                      $29,692
12/31/01                 $15,188               $31,765                      $23,709

This chart illustrates, hypothetically, that $10,000 was invested in the Aggressive Growth Fund on 1/3/94. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $15,188. For comparison, look at how the S&P Mid-Cap 400 Index and the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,765 and $23,709, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------------
One Year                                 -33.29%
------------------------------------------------
Five Years                       +         1.32%
------------------------------------------------
Lifetime (since 1/3/94)          +         5.36%
------------------------------------------------

 * The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher casted growth values. Russell MidCap Companies consist of the 800 smallest companies in the Russell 1000 Index, which is an index of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P MidCap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of medium-sized companies.

The Fund pursues its investment objective by investing primarily in companies with market capitalizations at the time of purchase, equivalent to those companies included in the Russell Midcap Growth Index. Accordingly, the chart above compares the performance of the Fund to that of the Russell Midcap Growth Index.

                            AGGRESSIVE GROWTH FUND 1

LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

                                                                    NUMBER      MARKET
COMMON STOCK - 97.51%                                               OF SHARES   VALUE

-------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.45%
-------------------------------------------------------------------------------------------------
      Northrop Gruman                                                   15,800  $       1,592,798
-------------------------------------------------------------------------------------------------
                                                                                        1,592,798
BANKING & FINANCE - 6.97%
-------------------------------------------------------------------------------------------------
      A.G. Edwards                                                       8,200            362,194
  +   AmeriCredit                                                      143,000          4,511,650
      Bear Stearns                                                      10,700            627,448
      Capital One Financial                                             16,400            884,780
      Charter One Financial                                             47,200          1,281,480
      Greenpoint Financial                                              15,200            543,400
      Legg Mason                                                        28,700          1,434,426
      M & T Bank                                                        34,500          2,513,325
      Metris Companies                                                 142,200          3,655,962
      North Fork Bancorporation                                         41,300          1,321,187
      SouthTrust                                                        18,100            446,527
      USA Education                                                     26,100          2,192,922
      Zions Bancorporation                                              91,700          4,821,586
-------------------------------------------------------------------------------------------------
                                                                                       24,596,887
BUSINESS SERVICES - 0.28%
-------------------------------------------------------------------------------------------------
  +   Concord EFS                                                       29,700            973,566
-------------------------------------------------------------------------------------------------
                                                                                          973,566
CABLE, MEDIA & PUBLISHING - 5.00%
-------------------------------------------------------------------------------------------------
  +   Charter Communications Class A                                    19,500            320,385
      Interpublic Group of Companies                                   202,400          5,978,896
  +   Lamar Advertising                                                119,500          5,059,630
  +   Univision Communications Class A                                 136,400          5,518,744
  +   USA Networks                                                      28,100            767,411
-------------------------------------------------------------------------------------------------
                                                                                       17,645,066
CHEMICALS - 0.67%
-------------------------------------------------------------------------------------------------
      Ecolab                                                            58,900          2,370,725
-------------------------------------------------------------------------------------------------
                                                                                        2,370,725
COMPUTERS & TECHNOLOGY - 20.69%
-------------------------------------------------------------------------------------------------
      Adobe Systems                                                    160,200          4,974,210
  +   Affiliated Computer Services                                      29,500          3,130,835
  +   BEA Systems                                                       10,300            158,723
  +   Brocade Communications Systems                                    69,900          2,315,088
  +   CDW Computer Centers                                              56,200          3,018,502
  +   DST Systems                                                       41,700          2,078,745
  +   Electronics Arts                                                   7,900            473,605
  +   Emulex                                                           114,700          4,531,797
  +   Fiserv                                                            65,800          2,784,656
  +   International Game Technology                                     75,600          5,163,480
  +   Internet Security Systems                                         59,300          1,901,158
  +   Intuit                                                            12,200            521,672
      Jack Henry & Associates                                           29,300            639,912
  +   Jabil Circuit                                                    127,000          2,885,440
  +   Juniper Networks                                                  39,800            754,210
  +   KLA-Tencor                                                        57,000          2,824,920
  +   Lexmark International                                              9,200            542,800
      Linear Technology                                                 62,400          2,436,096
  +   Mentor Graphics                                                   24,900            586,893
  +   NETIQ                                                             75,000          2,644,500
  +   Network Associates                                                14,200            367,070
  +   Peregrine Systems                                                422,600          6,267,158
  +   Retek                                                             67,000          2,001,290
  +   Semtech                                                           53,800          1,920,122
  +   Siebel Systems                                                    24,600            688,308
  +   Solectron                                                         16,300            183,864
  +   SunGard Data Systems                                             135,000          3,905,550
  +   Symantec                                                           9,200            610,236
      Symbol Technologies                                              120,100          1,907,188
  +   Synopsys                                                           5,900            348,513
  +   Tibco Software                                                    20,400            304,572
  +   VeriSign                                                         115,500          4,393,620
  +   Veritas Software                                                 128,400          5,754,888
-------------------------------------------------------------------------------------------------
                                                                                       73,019,621
                                                                    NUMBER      MARKET
CONSUMER PRODUCTS - 1.21%                                           OF SHARES   VALUE

-------------------------------------------------------------------------------------------------
      Alberto Culver Class B                                             4,900  $         219,226
      Estee Lauder Class A                                             125,800          4,033,148
-------------------------------------------------------------------------------------------------
                                                                                        4,252,374
ELECTRONICS & ELECTRICAL EQUIPMENT - 7.70%
-------------------------------------------------------------------------------------------------
  +   Alpha Industries                                                   6,600            143,880
  +   Broadcom Class A                                                  85,400          3,499,692
  +   Celestica                                                         63,000          2,544,570
  +   Integrated Device Technology                                      90,000          2,393,100
  +   LSI Logic                                                        183,700          2,898,786
  +   Marvell Technology                                                 8,800            315,216
  +   Maxim Integrated Products                                         13,100            687,881
  +   Micrel                                                            95,500          2,504,965
  +   Novellus Systems                                                  89,400          3,526,830
  +   PMC - Sierra                                                     167,200          3,554,672
  +   Qlogic                                                           110,100          4,900,551
  +   RF Micro Devices                                                  10,500            201,915
-------------------------------------------------------------------------------------------------
                                                                                       27,172,058
ENERGY - 6.74%
-------------------------------------------------------------------------------------------------
      Burlington Resources                                              76,200          2,860,548
  +   Cooper Cameron                                                    55,600          2,244,016
      EOG Resources                                                     14,600            571,006
      GlobalSantaFe                                                    122,014          3,479,839
      Kerr-McGee                                                         4,300            235,640
      Murphy Oil                                                        47,100          3,958,284
  +   Nabors Industries                                                  7,000            240,310
  +   Noble Drilling                                                    11,200            381,248
  +   Smith International                                               78,800          4,225,256
      Transocean Sedco Forex                                            14,600            493,772
      Ultramar Diamond Shamrock                                         48,700          2,409,676
      Valero Energy                                                     70,500          2,687,460
-------------------------------------------------------------------------------------------------
                                                                                       23,787,055
FOOD, BEVERAGE & TOBACCO - 1.35%
-------------------------------------------------------------------------------------------------
  +   Sysco                                                            181,700          4,764,174
-------------------------------------------------------------------------------------------------
                                                                                        4,764,174
HEALTHCARE & PHARMACEUTICALS - 22.72%
-------------------------------------------------------------------------------------------------
  +   Abgenix                                                           33,000          1,110,120
      Allergan                                                           4,900            367,745
      AmeriSource Bergen Class A                                        81,600          5,185,680
  +   Andrx Group                                                       79,100          5,569,431
  +   Barr Laboratories                                                  8,300            658,688
  +   Caremark RX                                                       34,500            562,695
  +   Cephalon                                                           3,500            264,548
  +   Charles River Laboratories International                           9,200            308,016
  +   Chiron                                                             4,700            206,048
  +   Cima Labs                                                          5,800            209,670
  +   Cytyc                                                            123,400          3,220,740
  +   Enzon                                                              4,000            225,120
  +   Express Scripts Class A                                           10,300            481,628
  +   Forest Laboratories                                                9,400            770,330
  +   Genzyme-General Division                                          69,200          4,142,312
  +   Gilead Sciences                                                   51,900          3,410,868
  +   Guidant                                                           51,900          2,584,620
  +   Health Net                                                        19,900            433,422
  +   Idec Pharmaceuticals                                              64,400          4,439,092
  +   Idexx Laboratories                                                57,300          1,633,623
  +   Immunex                                                            8,600            238,306
  +   Invitrogen                                                        54,500          3,375,185
  +   IVAX                                                              91,113          1,835,006
  +   King Pharmacueticals                                             122,900          5,177,777
  +   Laboratory Corporation of America                                 60,100          4,859,085
  +   Lincare Holdings                                                 115,200          3,300,480
  +   Medimmune                                                        141,300          6,549,255
  +   Millennium Pharmaceuticals                                        80,000          1,960,800
  +   Protein Design Labs                                               75,100          2,473,043
  +   Qiagen                                                            13,500            250,560
  +   Quest Diagnostics                                                 51,000          3,657,210
  +   Scios                                                             12,300            292,371
  +   Shire Pharmaceuticals ADR                                         68,500          2,507,100
  +   St. Jude Medical                                                   8,400            652,260
      Stryker                                                           35,000          2,042,950
  +   Trigon Healthcare                                                  5,900            409,755
  +   Universal Health Services Class B                                 35,600          1,522,968
  +   Zimmer Holdings                                                  108,100          3,301,374
-------------------------------------------------------------------------------------------------
                                                                                       80,189,881

                            AGGRESSIVE GROWTH FUND 2

                                                                    NUMBER      MARKET
INDUSTRIAL MACHINERY - 0.42%                                        OF SHARES   VALUE

-------------------------------------------------------------------------------------------------
  +   Lam Research                                                      63,300  $       1,469,826
-------------------------------------------------------------------------------------------------
                                                                                        1,469,826
INSURANCE - 1.17%
-------------------------------------------------------------------------------------------------
      ACE Limited                                                       78,500          3,151,775
      AMBAC Financial                                                   11,000            636,460
      Everest Re                                                         4,800            339,360
-------------------------------------------------------------------------------------------------
                                                                                        4,127,595
LEISURE, LODGING & ENTERTAINMENT - 1.55%
-------------------------------------------------------------------------------------------------
      Darden Restaurants                                                47,900          1,695,660
      Four Season Hotels                                                42,400          1,982,624
      Harley-Davidson                                                   18,500          1,004,735
  +   MGM Mirage                                                        14,300            412,841
  +   Westwood One                                                      12,900            387,645
-------------------------------------------------------------------------------------------------
                                                                                        5,483,505
MISCELLANEOUS - 7.29%
-------------------------------------------------------------------------------------------------
      Applied Biosystems Group -- Applera                               76,000          2,984,520
  +   Convergys                                                        216,400          8,112,836
  +   FEI                                                                8,300            261,533
      Moody's                                                           35,000          1,395,100
      PerkinElmer                                                      236,800          8,292,736
  +   Waters                                                           120,400          4,665,500
-------------------------------------------------------------------------------------------------
                                                                                       25,712,225
OFFICE & INDUSTRIAL REITS - 0.88%
-------------------------------------------------------------------------------------------------
      Boston Properties                                                 82,000          3,116,000
-------------------------------------------------------------------------------------------------
                                                                                        3,116,000
RETAIL - 7.99%
-------------------------------------------------------------------------------------------------
  +   Bed Bath & Beyond                                                 57,500          1,949,250
  +   Best Buy                                                          30,800          2,293,984
      Family Dollar Stores                                             131,300          3,936,374
  +   Lands' End                                                         6,300            316,008
      RadioShack                                                        37,000          1,113,700
      Ross Stores                                                        7,800            250,224
  +   Starbucks                                                        430,300          8,197,215
      Talbots                                                           70,500          2,555,625
      Tiffany                                                           51,600          1,623,852
      TJX                                                              149,100          5,943,126
-------------------------------------------------------------------------------------------------
                                                                                       28,179,358
TELECOMMUNICATIONS - 2.68%
-------------------------------------------------------------------------------------------------
  +   Amdocs Limited                                                     9,800            332,906
  +   Crown Castle                                                      26,900            287,292
  +   Extreme Networks                                                 137,700          1,776,330
  +   L3 Communications                                                 22,100          1,989,000
  +   McData                                                            64,500          1,580,250
  +   Network Appliance Class A                                         11,400            249,318
  +   Sonus Networks                                                    28,600            132,132
      Telephone & Data Systems                                          27,100          2,432,225
  +   Time Warner Telecom Class A                                       16,400            290,116
  +   Western Wireless Class A                                          14,300            403,975
-------------------------------------------------------------------------------------------------
                                                                                        9,473,544
TEXTILES, APPAREL & FURNITURE - 1.49%
-------------------------------------------------------------------------------------------------
  +   Columbia Sportswear                                               56,800          1,891,440
  +   Jones Apparel Group                                                7,200            238,824
  +   Lear                                                              81,700          3,116,038
-------------------------------------------------------------------------------------------------
                                                                                        5,246,302
UTILITIES - 0.26%
-------------------------------------------------------------------------------------------------
      Allegheny Energy                                                   8,500            307,870
  +   Calpine                                                           16,800            282,072
  +   Mirant                                                            19,600            313,992
-------------------------------------------------------------------------------------------------
                                                                                          903,934
TOTAL COMMON STOCK
 (Cost $336,206,723)                                                                  344,076,494
-------------------------------------------------------------------------------------------------

                                          PRINCIPAL   MARKET
REPURCHASE AGREEMENTS - 2.34%             AMOUNT      VALUE

-----------------------------------------------------------------------
Lehman Commercial Paper, dated 12/31/01,
 1.77%, maturing 1/2/02, collateralized
 by $7,925,000 Fannie Mae, 6.625%,
 11/15/10 market value $8,769,572         $8,261,000  $       8,261,000
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS
 (Cost $8,261,000)                                            8,261,000
-----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.85%
 (Cost $344,467,723)                                        352,337,494
-----------------------------------------------------------------------
Receivables and Other Assets Net of
 Liabilities - 0.15%                                            527,621
-----------------------------------------------------------------------
NET ASSETS - 100%
-----------------------------------------------------------------------
(Equivalent to $9.371 per share, based
 on 37,655,107 shares issued and
 outstanding)                                         $     352,865,115
-----------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001
Common Stock, par value $.01 per share,
 50,000,000 authorized shares                         $         376,551
Paid in capital in excess of par value
 of shares issued                                           538,343,110
Accumulated net realized loss on
 investments                                               (193,724,317)
Net unrealized appreciation of
 investments                                                  7,869,771
-----------------------------------------------------------------------
TOTAL NET ASSETS                                      $     352,865,115
-----------------------------------------------------------------------

+ NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001. ADR - AMERICAN DEPOSITARY RECEIPTS
     REIT - REAL ESTATE INVESTMENT TRUST.

See accompanying notes to financial statements.

                            AGGRESSIVE GROWTH FUND 3

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends                                          $   1,269,164
-----------------------------------------------------------------
 Interest                                                 402,729
-----------------------------------------------------------------
  TOTAL INVESTMENT INCOME                               1,671,893
-----------------------------------------------------------------

EXPENSES:
 Management fees                                        2,914,057
-----------------------------------------------------------------
 Accounting fees                                          179,325
-----------------------------------------------------------------
 Printing and postage                                      87,401
-----------------------------------------------------------------
 Custody fees                                              37,980
-----------------------------------------------------------------
 Professional fees                                         16,796
-----------------------------------------------------------------
 Directors fees                                             3,850
-----------------------------------------------------------------
 Other                                                     44,526
-----------------------------------------------------------------
                                                        3,283,935
-----------------------------------------------------------------
Less:
-----------------------------------------------------------------
 Expenses paid indirectly                                  (3,713)
-----------------------------------------------------------------
 Reimbursement from the Advisor                           (87,955)
-----------------------------------------------------------------
  TOTAL EXPENSES                                        3,192,267
-----------------------------------------------------------------
NET INVESTMENT LOSS                                    (1,520,374)
-----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments                    (184,160,268)
-----------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation of investments              (3,296,366)
-----------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS      (187,456,634)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(188,977,008)
-----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED          YEAR ENDED
                                          12/31/01            12/31/00
                                          --------------------------------------
Changes from operations:
 Net investment loss                      $       (1,520,374) $       (2,416,639)
--------------------------------------------------------------------------------
 Net realized gain (loss) on investments        (184,160,268)         91,284,263
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation of
 investments                                      (3,296,366)       (128,644,809)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       (188,977,008)        (39,777,185)
--------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net realized gain on investments                (96,728,777)        (28,759,205)
--------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS                                   (96,728,777)        (28,759,205)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                      47,157,254         211,757,165
--------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        (238,548,531)        143,220,775
--------------------------------------------------------------------------------
Net Assets, beginning of period                  591,413,646         448,192,871
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                 $      352,865,115  $      591,413,646
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            AGGRESSIVE GROWTH FUND 4

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR ENDED DECEMBER 31,
                                            2001        2000        1999(3)     1998        1997
                                            --------------------------------------------------------
Net asset value, beginning of period        $ 17.644    $ 19.038    $ 13.367    $ 16.385    $ 13.980

Income (loss) from investment
  operations:
 Net investment income (loss)(1)              (0.043)     (0.083)     (0.060)      0.001       0.023
 Net realized and unrealized gain (loss)
   on investments                             (5.119)     (0.279)      5.732      (0.810)      3.055
                                            --------------------------------------------------------
 Total from investment operations             (5.162)     (0.362)      5.672      (0.809)      3.078
                                            --------------------------------------------------------

Less dividends and distributions from:
 Net investment income                             -           -      (0.001)     (0.023)          -
 Net realized gain on investments             (3.111)     (1.032)          -      (2.186)     (0.673)
                                            --------------------------------------------------------
 Total dividends and distributions            (3.111)     (1.032)     (0.001)     (2.209)     (0.673)
                                            --------------------------------------------------------
Net asset value, end of period              $  9.371    $ 17.644    $ 19.038    $ 13.367    $ 16.385
                                            --------------------------------------------------------

Total Return(2)                               (33.29%)     (2.69%)     42.43%      (6.20%)     23.09%

Ratios and supplemental data:
 Ratio of expenses to average net assets        0.81%       0.78%       0.87%       0.81%       0.81%
 Ratio of net investment income (loss)
   to average net assets                       (0.40%)     (0.41%)     (0.48%)      0.01%       0.16%
 Portfolio Turnover                              112%        106%        209%        102%        105%
 Net assets, end of period (000 omitted)    $352,865    $591,414    $448,193    $335,366    $342,763

(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001, 2000 and 1999.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(3) Commencing May 1, 1999, Putnam Investments replaced Lynch & Mayer as the Fund's sub-adviser.

See accompanying notes to financial statements.

                            AGGRESSIVE GROWTH FUND 5

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Aggressive Growth Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund invests in stocks of smaller, lesser-known companies, which have a chance to grow significantly in a short time.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset arrangements amounted to $3,713.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA)(the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

Putnam Investment Management, LLC (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed

                            AGGRESSIVE GROWTH FUND 6

1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed $88 thousand to the Fund.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

The cost of investments for federal income tax purposes was $353,904,616. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation, and the net unrealized depreciation at December 31, 2001 are as follows:

       AGGREGATE     AGGREGATE     GROSS         GROSS         NET
       COST OF       PROCEEDS      UNREALIZED    UNREALIZED    UNREALIZED
       PURCHASES     FROM SALES    APPRECIATION  DEPRECIATION  DEPRECIATION
       --------------------------------------------------------------------
       $452,323,401  $475,144,781  $34,487,493   $(36,054,615) $ (1,567,122)

4. DIVIDEND AND DISTRIBUTION INFORMATION.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                          2001         2000
                                          ------------------------

Ordinary income                           $48,278,971   $       --
Long-term capital gain                     48,449,806   28,759,205
                                          -----------  -----------
Total                                     $96,728,777  $28,759,205
                                          ===========  ===========

In addition, the Fund declared an ordinary income consent dividend of $946,605 in 2000. Such amount has been deemed paid and contributed to the fund as additional paid-in capital.

As of December 31, 2001, the components of net assets on a tax basis were as follows:


                               ----------------------------------------------------------------

                               Paid in capital                                     $538,719,661
                               Capital loss carryforwards                          (174,625,332)
                               Post-October losses                                   (9,662,092)
                               Unrealized depreciation                               (1,567,122)
                                                                                   ------------
                               Net Assets                                          $352,865,115
                                                                                   ============

The Fund's accumulated capital loss carryforwards may be applied against future capital gains. Such capital loss carryforwards expire as follows: 2009 - $174,625,332

Post-October losses represent losses realized on investments transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

REPURCHASE AGREEMENTS: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

                            AGGRESSIVE GROWTH FUND 7

6. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                     SHARES ISSUED UPON
                                                     REINVESTMENT OF                                   NET INCREASE
                           CAPITAL                   DIVIDENDS AND           CAPITAL SHARES            RESULTING FROM CAPITAL
                           SHARES SOLD               DISTRIBUTIONS           REDEEMED                  SHARE TRANSACTIONS
                           ---------------------------------------------------------------------------------------------------
                           SHARES      AMOUNT        SHARES     AMOUNT       SHARES      AMOUNT        SHARES     AMOUNT
                           ---------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:        1,626,148  $ 17,964,320  7,963,838  $96,728,777  (5,454,964) $(67,535,843) 4,135,022  $ 47,157,254

Year ended
  December 31, 2000:       10,267,017   215,943,309  1,393,508   28,759,205  (1,681,925)  (32,945,349) 9,978,600   211,757,165

7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

8. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 25% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the year.

9. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

     (A)            (B)
     LONG-TERM      ORDINARY       TOTAL
     CAPITAL GAINS  INCOME         DISTRIBUTIONS
     DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)
     -------------------------------------------
             50%           50%            100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

                            AGGRESSIVE GROWTH FUND 8

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Aggressive Growth Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Aggressive Growth Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 18, 2002

                            AGGRESSIVE GROWTH FUND 9

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                    (2)                  (3)                                           (5)            (6)
NAME, ADDRESS AND AGE  POSITION(S) HELD     TERM OF OFFICE        (4)                     NUMBER OF      OTHER DIRECTORSHIPS
                       WITH THE FUND        AND LENGTH OF         PRINCIPAL               PORTFOLIOS IN  HELD BY DIRECTOR
                                            TIME SERVED(2)        OCCUPATION(S)           FUND COMPLEX
                                                                  DURING THE PAST         OVERSEEN BY
                                                                  5 YEARS                 THE DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)  Chairman, President  November 1, 1994 to   Vice President, The          11        Director, Board of
1300 S. Clinton        and Director         present               Lincoln National Life                  Managers, Lincoln
Street                                                            Insurance Company,                     National Variable
Fort Wayne, IN 46802                                              Fort Wayne, Indiana                    Annuity Fund A; Lincoln
Age 49                                                                                                   Retirement Services
                                                                                                         Company, LLC
Steven M. Kluever(1)   Second Vice          May 6, 1997 to        Second Vice President,       11        None
1300 S. Clinton        President            present               The Lincoln National
Street                                                            Life Insurance,
Fort Wayne, IN 46802                                              Company
Age 39
Eric C. Jones(1)       Second Vice          May 6, 1997 to        Second Vice President,       11        None
1300 S. Clinton        President and Chief  present               The Lincoln National
Street                 Financial Officer                          Life Insurance Company
Fort Wayne, IN 46802
Age 40
Cynthia A. Rose(1)     Secretary            February 14, 1995 to  Secretary Assistant          11        None
1300 S. Clinton                             present               Vice President, The
Street                                                            Lincoln National Life
Fort Wayne, IN 46802                                              Insurance Company
Age 47
John B. Borsch         Director             December 14, 1981 to  Retired; formerly            11        Director, Board of
1776 Sherwood Road                          present               Associate Vice                         Managers, Lincoln
Des Plaines, IL 60016                                             President,                             National Variable
Age 68                                                            Investments,                           Annuity Fund A; Lincoln
                                                                  Northwestern                           Retirement Services
                                                                  University, Evanston,                  Company, LLC
                                                                  Illinois
Nancy L. Frisby        Director             April 15, 1992 to     Vice President and           11        Director, Board of
DeSoto Memorial                             present               Chief Financial                        Managers, Lincoln
Hospital                                                          Officer, DeSoto                        National Variable
900 N. Robert Avenue                                              Memorial Hospital,                     Annuity Fund A; Lincoln
Arcadia, FL 34265                                                 Arcadia, Florida                       Retirement Services
Age 60                                                                                                   Company, LLC
Barbara S. Kowalczyk   Director             November 2, 1993 to   Senior Vice President        11        Lincoln National
Lincoln Financial                           present               and Director,                          Management Corporation;
Group                                                             Corporate Planning and                 Lincoln Financial Group
Centre Square, West                                               Development, Lincoln                   Foundation, Inc.;
Tower                                                             National Corporation,                  Director, Board of
1500 Market St., Ste.                                             Philadelphia,                          Managers, Lincoln
3900                                                              Pennsylvania                           National Variable
Philadelphia, PA                                                  (Insurance Holding                     Annuity Fund A
19102-2112                                                        Company) Director,
Age 50                                                            Lincoln Life & Annuity
                                                                  Company of New York,
                                                                  Director, Lincoln
                                                                  National (U.K.) PLC
                                                                  (Financial Services
                                                                  Company)
Kenneth G. Stella      Director             February 10, 1998 to  President, Indiana           11        First National Bank;
Indiana Hospital &                          present               Hospital & Health                      Director, Board of
Health Association                                                Association,                           Managers, Lincoln
1 American Square                                                 Indianapolis, Indiana                  National Variable
Ste. 1900                                                                                                Annuity Fund A
Indianapolis, IN
46282
Age 58
Frederick J.           Vice President and   December 29, 2000 to  Vice President and           11        Director of Lincoln
Crawford(1)            Treasurer            present               Treasurer, Lincoln                     National Reinsurance
Lincoln Financial                                                 National Corp.;                        Company (Barbados)
Group                                                             President and Market                   Limited; The Financial
Centre Square, West                                               Manager Greater                        Alternative, Inc.;
Tower                                                             Cincinnati Region Bank                 Financial Alternative
1500 Market St., Ste.                                             One, N.A.; and First                   Resourced, Inc.;
3900                                                              Vice President and                     Financial
Philadelphia, PA                                                  Senior Banker,                         Choices, Inc.; Financial
19102-2112                                                        Division of First                      Investment
Age 37                                                            Chicago NBD                            Services, Inc.;
                                                                                                         Financial Investments,
                                                                                                         Inc.; The Financial
                                                                                                         Resources
                                                                                                         Department, Inc.;
                                                                                                         Investment
                                                                                                         Alternatives, Inc.; The
                                                                                                         Investment
                                                                                                         Center, Inc.; The
                                                                                                         Investment Group, Inc.;
                                                                                                         Lincoln National
                                                                                                         Financial Institutions
                                                                                                         Group, Inc.; Personal
                                                                                                         Financial
                                                                                                         Resources, Inc.;
                                                                                                         Personal Investment
                                                                                                         Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY,
P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNA-TION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                           AGGRESSIVE GROWTH FUND 10

                                        Presorted Standard
                                            US Postage
                                               Paid
                                            Permit 552
                                           Hackensack NJ









Lincoln National Life Insurance Co. (Lincoln Life)      Securities offered through, and annuities issued by, The Lincoln
Fort Wayne, IN 46802                                    National Life Insurance Company, Ft. Wayne, IN. Securities also
800-4LINCOLN (800-454-6265)                             distributed by other broker-dealers with effective selling agreements.
www.LincolnLife.com
                                                        Lincoln Financial Group is the marketing name for Lincoln National
                                                        Corporation and its affiliates.

(C)2002 The Lincoln National Life Insurance Co.
Form 19875A-LN Agg. Gr. 2/02                                                 February 02 [RECYCLE LOGO]